Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Lease expense		$ 1.4
Deficiency fees	$ 7.5	$ 8.1
Operating lease costs	0.4
Short-term lease costs	33.5
Operating cash flows related to operating leases	$ 0.3
Weighted average remaining lease term	4 years 1 month 6 days
Weighted average discount rate	8.50%
Accrued deficiency fee	$ 0.4
Drilling Rig
Lessee, Lease, Description [Line Items]
Short-term lease costs	$ 32.2